DESCRIPTION OF THE PLAN (Details) - EBP 026	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Participant contribution, maximum contribution to gross annual eligible compensation, percentage	35.00%
Participant contribution, reallocation of investment funds, increment percentage	1.00%
Participant auto enrolled in plan after eligibility is met, period	60 days
Forfeited nonvested, participant reemployment from termination date, period	72 months
Participant minimum borrowing amount	$ 500
Participant maximum borrowing amount	$ 50,000
Participant maximum borrowing, to total account, percentage	50.00%
Number of participant loans outstanding at any given time | loan	2
Participant maximum borrowing term	5 years
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	10.50%